MORTGAGE PAYABLE (Details Narrative) - CAD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 12, 2020	Feb. 26, 2021	Jun. 16, 2019	Jun. 30, 2022	Jun. 30, 2021
Oregon Mortgage [Member]
Statement [Line Items]
Mortgage outstanding				$ 0	$ 755,789
Interest expense related to mortgage				0	146,672
Proceeds from mortgage financing	$ 815,760		$ 696,117
Initial draw amount			$ 654,350
Mortgage financing interest rate			12.00%
Payment of mortgage and accrued interest	724,894
Transaction cost	$ 52,045
Washington Mortgage [Member]
Statement [Line Items]
Mortgage outstanding				824,852
Interest expense related to mortgage				$ 102,907	$ 43,675
Proceeds from mortgage financing		$ 829,305
Initial draw amount		$ 874,921
Mortgage financing interest rate		12.50%